DUNHILL INVESTMENT TRUST


                               SEMI-ANNUAL REPORT
                             FOR THE PERIOD ENDING
                                AUGUST 31, 2001




                           REGIONAL OPPORTUNITY FUND:
                            OHIO, INDIANA, KENTUCKY

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES - August 31, 2001 - (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investment in securities at market value
 (identified cost $4,378,939)                                       $ 5,360,097
Cash                                                                     54,608
Receivable for capital shares sold                                       68,580
Receivable from Fund Manager                                             17,014
Receivable for investments sold                                          47,499
Dividends and interest receivable                                         5,042
Other receivables                                                        10,692
                                                                    ------------
   TOTAL ASSETS                                                       5,563,532
                                                                    ------------

LIABILITIES
Payable for investments purchased                                       375,168
Payable to Fund Manager                                                  11,686
Other accrued expenses and liabilites                                    22,216
                                                                    ------------
   TOTAL LIABILITIES                                                    409,070
                                                                    ------------

NET ASSETS                                                          $ 5,154,462
                                                                    ============

Net Assets consist of:
Paid in capital                                                     $ 4,628,573
Accumulated undistributed net investment loss                           (82,149)
Accumulated net realized loss on investments                           (373,120)
Net unrealized appreciation on investments                              981,158
                                                                    ------------
NET ASSETS                                                          $ 5,154,462
                                                                    ============


PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                           $ 4,970,871
                                                                    ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                            416,176
                                                                    ============

Net asset value and offering price per share *                          $ 11.94
                                                                    ============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $ 183,591
                                                                    ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                             15,400
                                                                    ============

Net asset value and offering price per share *                          $ 11.92
                                                                    ============


*Redemption price per share varies by length of time shares are held.


See accompanying notes which are an integral part of the financial statements.

                             REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

STATEMENT OF OPERATIONS For the period ended August 31, 2001 - (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                        $ 11,631
Interest income                                                           8,601
                                                                    ------------
TOTAL INCOME                                                             20,232


EXPENSES
Management Fees                                                          43,177
Distribution fees - Class B                                              34,755
Distribution fees - Class C                                               1,226
Audit expense                                                             8,100
Fund accounting fees                                                      8,100
Transfer agent fees                                                       5,726
Administration fees                                                       3,200
Custodian fees                                                            1,675
Postage and supplies                                                        337
Pricing fees expense                                                        315
Registration fees                                                            21
Other expenses                                                            1,607
                                                                    ------------
TOTAL EXPENSES                                                          108,239
                                                                    ------------
Fees waived by the Manager                                               (5,858)
   NET EXPENSES                                                         102,381
                                                                    ------------
NET INVESTMENT INCOME (LOSS)                                            (82,149)
                                                                    ------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities                      (815,144)
Change in net unrealized appreciation (depreciation)
   on investment securities                                            (572,000)
                                                                    ------------
Net gain (loss) on investment securities                             (1,387,144)
                                                                    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ (1,469,293)
                                                                    ============





See accompanying notes which are an integral part of the financial statements.


                                                          REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                           FOR THE
                                                                        PERIOD ENDED        FOR THE
                                                                      AUGUST 31, 2001      YEAR ENDED
                                                                         (UNAUDITED)    FEBRUARY 28, 2001
                                                                       --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income (loss)                                        $    (82,149)     $   (192,285)
   Net realized gain (loss) on investment securities                       (815,144)          984,474
   Change in net unrealized appreciation (depreciation)                    (572,000)       (3,878,258)
                                                                       ------------      ------------
   Net increase (decrease) in net assets resulting from operations       (1,469,293)       (3,086,069)
                                                                       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                  --                --
   From net realized gain                                                      --            (888,303)
                                                                       ------------      ------------
   Total distributions                                                         --            (888,303)
                                                                       ------------      ------------
SHARE TRANSACTIONS CLASS B
   Net proceeds from sale of shares                                         803,720           881,098
   Shares issued in reinvestment of distributions                              --             850,285
   Shares redeemed                                                         (529,498)       (5,311,104)
                                                                       ------------      ------------
Net increase (decrease) in net assets Class B share transactions            274,222        (3,579,721)
SHARE TRANSACTIONS CLASS C
   Net proceeds from sale of shares                                          17,000           320,462
   Shares issued in reinvestment of distributions                              --              29,711
   Shares redeemed                                                               (8)          (86,713)
                                                                       ------------      ------------
Net increase (decrease) in net assets Class B share transactions             16,992           263,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                  291,214        (3,316,261)
                                                                       ------------      ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                               (1,178,079)       (7,290,633)
                                                                       ------------      ------------

NET ASSETS
   Beginning of period                                                    6,332,541        13,623,174
                                                                       ------------      ------------
   End of period [including accumulated undistributed net
      investment loss of  $82,149 and $0, respectively]                $  5,154,462      $  6,332,541
                                                                       ============      ============

SUMMARY OF CAPITAL SHARE ACTIVITY

   CLASS B SHARES
   Shares sold                                                               53,543            39,829
   Shares issued in reinvestment of distributions to shareholders                 -            43,627
   Shares redeemed                                                          (32,723)         (221,216)
                                                                         ----------      ------------
     Net increase (decrease) in shares outstanding                           20,820          (137,760)
           Shares outstanding, beginning of period                          395,356           533,116
                                                                         ----------      ------------
           Shares outstanding, ending of period                             416,176           395,356
                                                                         ==========      ============

   CLASS C SHARES
   Shares sold                                                                1,196            13,974
   Shares issued in reinvestment of distributions to shareholders                 -             1,524
   Shares redeemed                                                                -            (4,575)
                                                                         ----------      ------------
     Net increase (decrease) in shares outstanding                            1,196            10,923
           Shares outstanding, beginning of period                           14,204             3,281
                                                                         ----------      ------------
           Shares outstanding, ending of period                              15,400            14,204
                                                                         ==========      ============


See accompanying notes which are an integral part of the financial statements.

                                                          REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

FINANCIAL HIGHLIGHTS                                                                                                   CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                            FOR THE         FOR THE        FOR THE         FOR THE        FOR THE        FOR THE
                                         PERIOD ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                        AUGUST 31, 2001  FEBRUARY 28,    FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                          (UNAUDITED)         2001            2000           1999           1998         1997 (a)
                                          -----------     -----------    -----------    -----------    -----------    -----------
SELECTED PER SHARE DATA
Net asset value, beginning of period      $     15.46     $     25.40    $     22.16    $     15.41    $     11.33    $     10.46
                                          -----------     -----------    -----------    -----------    -----------    -----------

Income from investment operations
   Net investment income                        (0.15)          (0.47)         (0.38)         (0.32)         (0.13)          0.06
   Net realized and unrealized gain             (3.37)          (7.01)          7.76           7.07           4.21           1.60
                                          -----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                (3.52)          (7.48)          7.38           6.75           4.08           1.66
                                          -----------     -----------    -----------    -----------    -----------    -----------

Less Distributions
   From net investment income                    0.00            0.00           0.00           0.00           0.00           0.00
   From net realized gain                        0.00           (2.46)         (4.14)          0.00           0.00           0.00
                                          -----------     -----------    -----------    -----------    -----------    -----------
Total Distributions                              0.00           (2.46)         (4.14)          0.00           0.00           0.00
                                          -----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $     11.94     $     15.46    $     25.40    $     22.16    $     15.41    $     12.12
                                          ===========     ===========    ===========    ===========    ===========    ===========

TOTAL RETURN (b)                             (22.77)%        (31.44)%         34.70%         43.80%         36.01%         16.60%
                                          ===========     ===========    ===========    ===========    ===========    ===========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)           $ 4,970,871     $ 6,112,924    $13,539,836    $10,155,682    $ 4,965,434    $   646,067
Ratio of expenses to average net assets
   Before expense reimbursement
      and waived fees                           3.46%(c)        3.46%          3.52%          3.64%          5.81%         12.14%(c)
   After expense reimbursement
      and waived fees                           2.75%(c)        2.75%          2.70%          2.70%          2.69%          2.66%(c)
Ratio of net investment loss to
   average net assets                         (2.10)%(c)      (1.97)%        (2.04)%        (1.87)%        (1.69)%        (1.04)%(c)

Portfolio turnover rate                          135%             58%           151%            26%            21%            39%(c)

(a) Represents the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997. Class B shares were initially purchased on April 10, 1995 by the Adviser, who subsequently redeemed the initial shares on March 13, 1996.
(b)  Calculated without sales charge.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.


                                         REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY


FINANCIAL HIGHLIGHTS                                                                      Class C
---------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                      FOR THE          FOR THE        FOR THE
                                                    PERIOD END       YEAR ENDED    PERIOD ENDED
                                                  AUGUST 31, 2001    FEBRUARY 28,   FEBRUARY 29,
                                                    (UNAUDITED)          2001         2000 (a)
                                                    ----------       ----------     ----------

SELECTED PER SHARE DATA
Net asset value, beginning of period                 $   15.46       $     25.40    $    23.50
                                                     ----------       ----------     ----------

Income from investment operations
   Net investment income                                 (0.15)           (0.47)         (0.04)
   Net realized and unrealized gain                      (3.39)           (7.01)          1.94
                                                     ----------       ----------     ----------
Total from investment operations                         (3.54)           (7.48)          1.90
                                                     ----------       ----------     ----------

Less Distributions
   From net investment income                             0.00             0.00           0.00
   From net realized gain                                 0.00            (2.46)          0.00
                                                     ----------       ----------     ----------
Total Distributions                                       0.00            (2.46)          0.00
                                                     ----------       ----------     ----------
Net asset value, end of period                       $   11.92       $    15.46     $    25.40
                                                     ==========       ==========     ==========

TOTAL RETURN (b)                                        (22.90)%         (31.44)%         8.09%
                                                     ==========       ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                      $  183,591      $   219,617    $   83,338
Ratio of expenses to average net assets
   Before expense reimbursement and waived fees           3.46% (c)        3.46%          3.79% (c)
   After expense reimbursement and waived fees            2.75% (c)        2.75%          2.70% (c)
Ratio of net investment loss to average net assets      (2.06)% (c)      (1.97)%        (2.18)% (c)

Portfolio turnover rate                                    135%              58%           151% (c)



(a) Represents the period from the first public offering to shareholders (January 31, 2000) through February 29, 2000.
(b)  Calculated without sales charge.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.


                                                    REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - August 31, 2001 - (Unaudited)
--------------------------------------------------------------------------------------------------------

   SHARES                                                                        Value
  --------                                                             ------------------------
       COMMON STOCKS - 74.6%
       BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 4.1%
    1,500 Amgen, Inc. (a)                                                            $ 96,450
    2,000 Genzyme Corp. (a)                                                           113,280
                                                                       ------------------------
                                                                                      209,730
                                                                       ------------------------
       COMPUTER & OFFICE EQUIPMENT - 2.0%
    2,000 Lexmark International, Inc. (a)                                             104,340
                                                                       ------------------------

       COMPUTER COMMUNICATION EQUIPMENT - 7.2%
    10,100 Cisco Systems, Inc. (a)                                                    164,933
    13,000 Emulex Corp. (a)                                                           206,830
                                                                       ------------------------
                                                                                      371,763
                                                                       ------------------------
       COMPUTER STORAGE DEVICES - 1.5%
    5,000 EMC Corp. (a)                                                                77,300
                                                                       ------------------------

       ELECTRIC SERVICES - 2.6%
    4,000 Calpine Corp. (a)                                                           132,080
                                                                       ------------------------

       ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
        (NO COMPUTER EQUIP) - 5.2%
    6,600 General Electric Company                                                    270,468
                                                                       ------------------------

       ELECTRONIC CONNECTORS - 2.4%
    2,441 Tyco International International                                            126,810
                                                                       ------------------------

       NATIONAL COMMERCIAL BANKS - 2.2%
    2,000 KeyCorp.                                                                     50,200
    2,000 National City Corp.                                                          61,740
                                                                       ------------------------
                                                                                      111,940
                                                                       ------------------------

       PHARMACEUTICAL PREPARATIONS - 7.8%
    5,600 Johnson & Johnson                                                           295,176
    2,800 Pfizer Inc.                                                                 107,268
                                                                       ------------------------
                                                                                      402,444
                                                                       ------------------------

       RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.3%
    2,000 QUALCOMM Inc.                                                               117,700
                                                                       ------------------------
       RETAIL - FAMILY CLOTHING STORES - 0.6%
    1,000 Abercrombie & Fitch Co. (a)                                                  30,340
                                                                       ------------------------

       RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.6%
    1,000 Bed Bath & Beyond, Inc. (a)                                                  28,850
                                                                       ------------------------

       SEMICONDUCTORS & RELATED DEVICES - 2.5%
    4,000 Broadcom Corp., Class A (a)                                                 128,600
                                                                       ------------------------

       SERVICES - AMUSEMENT & RECREATION SERVICES - 2.3%
    4,000 Argosy Gaming Co. (a)                                                       118,920
                                                                       ------------------------


See accompanying notes which are an integral part of the financial statements.


                                         REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - August 31, 2001 - (Unaudited)
----------------------------------------------------------------------------------------------

   SHARES                                                                       Value
-------------                                                          ------------------------
       SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.6%
     3,000 Convergys Corp. (a)                                          $               84,210
                                                                       ------------------------
       SERVICES - COMPUTER PROGRAMMING SERVICES - 0.8%
     1,000 VeriSign, Inc. (a)                                                           41,050
                                                                       ------------------------

       SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 7.7%
    10,600 AOL Time Warner (a)                                                         395,910
                                                                       ------------------------

       SERVICES - PREPACKAGED SOFTWARE - 12.7%
    10,300 Check Point Software Technologies Ltd. (a)                                  329,496
     3,000 Citrix Systems, Inc. (a)                                                     98,850
     4,000 Microsoft Corp. (a)                                                         228,200
                                                                       ------------------------
                                                                                       656,546
                                                                       ------------------------
       SOAP, DETERGENT, CLEANING PREPARATIONS,
         PERFUMES, COSMETICS - 2.7%
     1,860 The Proctor & Gamble Co.                                                  137,919
                                                                       ------------------------

       STATE COMMERCIAL BANKS - 2.6%
     2,312 Fifth Third Bancorp                                                         134,789
                                                                       ------------------------

       SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.8%
     2,600 Guidant Corp. (a)                                                            93,912
                                                                       ------------------------

       TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 1.4%
     4,000 Broadwing Inc. (a)                                                           71,841
                                                                       ------------------------

       TOTAL COMMON STOCKS (Cost $2,866,304)                            $            3,847,462
                                                                       ------------------------

       MONEY MARKET SECURITIES - 29.4%
       Firstar Stellar Treasury Fund, 2.02% (Cost $1,512,635) (b)       $            1,512,635
                                                                       ------------------------

       TOTAL INVESTMENTS  - 104.0% (Cost $4,378,939)                                5,360,097
                                                                       ------------------------
       LIABILITIES IN EXCESS OF OTHER ASSETS  -  (4.0)%                              (205,635)
                                                                       ------------------------
       TOTAL NET ASSETS - 100.0%                                        $            5,154,462
                                                                       ========================


       (a) Non-income producing
       (b) Variable rate security; the coupon rate shown represents the rate at August 31, 2001.


See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS - August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

     1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Dunhill Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as an Ohio business trust on March 31, 1998. Pursuant to an Agreement and Plan of Reorganization, the Fund, on June 29, 1998, succeeded to the assets and liabilities of another mutual fund of the same name, which was an investment series of Maplewood Investment Trust.

     The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

     The Fund offers two separate classes of shares: Class B and Class C. Class B shares of the Fund are offered at net asset value and are subject to a maximum 5% contingent deferred sales charge and 12b-1 distribution fees up to 1% of average daily net assets. The contingent deferred sales charge is applicable to redemptions during the five-year period from the date of purchase. The charge declines from 5% to 0% over the five-year period. Class C shares of the Fund are offered at net asset value and are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase and 12b-1 distribution fees up to 1% of average daily net assets. Contingent deferred sales charges were $2,410 during the six months ended August 31, 2001.

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

     REPURCHASE AGREEMENTS - The Fund may invest its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost, which together with accrued interest approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

     SHARE VALUATION - The net asset value of each class of shares is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The redemption price per share of each class is equal to the net asset value per share less any applicable contingent deferred sales charge.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS (Continued) - August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     2. INVESTMENT TRANSACTIONS

     During the six months ended August 31, 2001, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $7,419,423 and $9,255,403, respectively.

     For federal income tax purposes, the cost of portfolio investments amounted to $4,378,939 at August 31, 2001. The composition of unrealized appreciation (the excess of value over cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

           Gross unrealized appreciation             $  1,121,134
           Gross unrealized depreciation                 (139,976)
                                                     --------------
           Net unrealized appreciation               $    981,158
                                                     ==============


     3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain officers of the Trust are also officers of CityFund Advisory, Inc. ("CityFund"), the investment adviser to the Fund.

     INVESTMENT  ADVISORY  AGREEMENT

     The Fund's investments are managed by CityFund under the terms of an Investment Advisory Agreement. The Fund pays CityFund a fee equal to the annual rate of 1.20% of the average value of its daily net assets. For the six months ended August 31, 2001, CityFund waived $5,858 of its investment advisory fees.

     TRANSFER AGENT AND  SHAREHOLDER  SERVICING  AGREEMENT

     Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CityFund maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CityFund receives a monthly fee from the Fund at the annual rate of $17 per shareholder account, subject to a minimum monthly fee of $2,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. CityFund subcontracts with Unified Fund Services, Inc. to assist CityFund in providing transfer agent services to the Fund.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS (Continued) - August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


     DISTRIBUTION AGREEMENT

     Under the terms of a Distribution Agreement with the Trust, Unified Financial Securities, Inc. (the Distributor) is the national distributor for the Fund. The Distributor may sell Fund shares to or through qualified securities dealers or others.

     4. DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 1.00% of the Fund's average daily net assets. During the six months ended August 31, 2001, Class B and Class C shares of the Fund incurred distribution expenses under the Plan of $34,755 and $1,226, respectively.

     5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

     On June 29, 2001, a Special Meeting of Shareholders of the Fund was held to
     (1) approve or disapprove a new investment advisory agreement with CityFund and (2) ratify or reject the selection of Berge & Company LTD as the Fund's independent public accountants. The total number of shares of the Fund present in person or by proxy represented 71.8% of the shares entitled to vote at the Special Meeting. Each proposal submitted to shareholders was approved. The number of votes cast with respect to each such proposal was as follows:

     Proposal 1: The shareholders approved the new investment advisory agreement with CityFund.

                 Number of Shares For:              279,367.462
                 Number of Shares Against:              404.000
                 Number of Shares Abstaining:        21,922.238

     Proposal 2: The  shareholders ratified the selection of Berge & Company LTD as the Fund's independent public accountants.

                 Number of Shares For:              281,181.143
                 Number of Shares Against:              404.000
                 Number of Shares Abstaining:        20,108.557